Summary of Quarterly Operating Results and Comprehensive Income (Narrative) (Details) $ in Millions	3 Months Ended
Dec. 31, 2017 USD ($)
Periods from Q3 2016 to Q3 2017 [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Prior Period Reclassification Adjustment	$ 2.8